Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

During the period from February 3, 2021 (inception) through March 22, 2021, the Sponsor paid $25,000 to cover certain formation and offering costs of the Company in consideration for 8,625,000 shares of Class B ordinary shares (the “Founder Shares”).

The Founder Shares include an aggregate of up to 1,125,000 Class B ordinary shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering.

The allocation of the Founder Shares to the director nominees is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 150,000 Founder Shares granted to the Company’s independent director nominees in July 2021 was $0.38 million or $2.54 per share. The Founder Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founder Shares is recognized only when the performance condition is met under the applicable accounting literature in this circumstance. The fair value of the allocated Founder Shares was measured at fair value using a Black Scholes simulation model.

On May 31, 2022, Mr. Sergei Ivashkovsky resigned from his position as independent director within the Company and returned 50,000 Founder Shares to the Sponsor. On June 1, 2022, Mr. Karim Zahmoul was appointed as independent director. On June 7, 2022, 50,000 Founder Shares were transferred to Mr. Karim Zahmoul by the Sponsor. The fair value of the 50,000 Founder Shares granted to the Mr. Karim Zahmoul on June 7, 2022 was $0.02 million or $0.33 per share. The Founder Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founder Shares is recognized only when the performance condition is met under the applicable accounting literature in this circumstance. The fair value of the allocated Founder Shares was measured at fair value using a Monte Carlo simulation model.

As of September 30, 2023, the Company determined the performance conditions had not been met, and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date the performance conditions are met (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founder Shares vested times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founder Shares.

Through July 2021, the Sponsor surrendered an aggregate 4,312,500 Founder Shares to the Company for no consideration. All shares and associated amounts have been retroactively adjusted to reflect the share surrender.

On September 13, 2021, no Class B ordinary share was available for forfeiture as a result of the underwriters’ full exercise of the over-allotment option.

Founder Shares are subject to lock-up until (i) with respect to 50% of the Founder Shares, the earlier of one year after the date of the consummation of the initial Business Combination and the date on which the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within a 30-trading day period commencing after the consummation of the initial Business Combination and (ii) with respect to the remaining 50% of the Founder Shares, the one-year anniversary of the consummation of the initial Business Combination. Notwithstanding the foregoing, the Founder Shares will be releases earlier if, subsequent to the initial Business Combination, the Company consummates a liquidation, merger, share exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.

On April 5, 2023, in accordance with the provisions of the Memorandum and Articles of Association, the Sponsor exercised its right to convert 1,500,000 shares of Class B ordinary shares, par value $0.0001 per share, of the Company into 1,500,000 shares of Class A ordinary shares, par value $0.0001 per share, of the Company on a one-for-one basis.

As of balance sheet date, following conversion, there were 2,812,500 Founder Shares issued and outstanding.

Underwriter Founder Shares

On March 23, 2021, the Company had issued to its underwriters and/or its designees, an aggregate of 400,000 shares of Class A ordinary shares at $0.0001 per share (“Underwriter Founder Shares”). The holders of the Underwriter Founder Shares have agreed not to transfer, assign or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to waive their redemption rights with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

Through June 2021, the underwriters and/or its designees surrendered an aggregate of 100,000 Underwriter Founder Shares to the Company for no consideration, resulting in a decrease in the total number of Class A ordinary shares outstanding from 400,000 to 300,000. All shares and associated amounts have been retroactively adjusted to reflect the share surrender.

Promissory Note — Related Party

On March 22, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $0.30 million. The Promissory Note is non-interest bearing and payable on the earlier of June 30, 2021 or the consummation of the Initial Public Offering.

On June 25, 2021, the terms of the Promissory Note were revised to be payable on or the earlier of December 31, 2022, or the consummation of the Proposed Public Offering.

On September 8, 2021, the outstanding balance of $0.28 million was repaid in full and is no longer available.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity. The warrants would be identical to the Private Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.

Amended Note

On September 8, 2022, the Company issued a promissory note for up to approximately $1.5 million (the “Note”) to the Sponsor. The Note is non-interest bearing. The principal balance of Note shall be payable on the date of a merger, share exchange, asset acquisition, share purchase, reorganization or similar Business Combination involving the Maker (as defined therein) and one or more businesses (such date the “Maturity Date”). The arrangement did not include any conversion feature. As of December 31, 2022, $1.5 million was drawn under the Note.

On February 28, 2023, the Note was amended to increase its principal amount to $3.5 million (the “Amended Note”). The Amended Note remains payable at Maturity Date and is non-interest bearing. The principal balance of Note shall be payable on the date of a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination involving the Maker and one or more businesses (such date the “Maturity Date”). The arrangement did not include any conversion feature.

In March 2023, $0.3 million was funded through the Amended Note, out of which $0.18 million was deposited in the Trust Account as the Extension Loan (defined below) and $0.12 million was for working capital purposes.

From April to June 2023, $0.9 million was funded through the Amended Note, out of which $0.12 million was deposited into the Trust Account as an Extension Loan and $0.78 million was kept for working capital purposes. In addition, $0.15 million was repaid to the Sponsor.

From July to September 2023, $0.8 million was funded through the Amended Note, out of which $0.12 million was deposited into the Trust Account as an Extension Loan and $0.68 million was kept for working capital purposes.

As of September 30, 2023, $3.35 million was outstanding under the Amended Note, which comprises the entire balance of the Promissory Note — Related Party on the condensed balance sheet as of September 30, 2023.

Extension Funds

The Sponsor has agreed to loan the Company (i) the lesser of (a) an aggregate of $0.18 million or (b) $0.12 per public share that remain outstanding and is not redeemed in connection with the Extension plus (ii) the lesser of (a) an aggregate of $60,000 or (b) $0.04 per public share that remain outstanding and is not redeemed in connection with the Extension for each of the six subsequent calendar months commencing on June 8, 2023 (the “Extension Loan”), which amount will be deposited into the Trust Account. On March 3, 2023, $0.18 million was deposited into the Trust Account as the initial deposit of the Extension Loan, which was funded through the Amended Note. On May 25 and June 13, 2023, $0.06 million was deposited into the Trust Account respectively. On July 31 and August 31, 2023, $0.06 million was deposited into the Trust Account respectively.

New Oxus Shares

On September 22, 2023, the Sponsor entered into incentive agreements with each of Kanat Mynzhanov, the Chief Executive Officer of the Company (the “CEO”) and Askar Mametov, the Chief Financial Officer of the Company (the “CFO”), pursuant to which, solely upon and subject to successful completion of the Business Combination, the Sponsor will transfer to the CEO, 200,000 of its shares of the New Oxus and to the CFO, 50,000 of its shares of New Oxus.

Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of these shares at September 22, 2023 was $2.73 million or $10.91 per share. The Class A shares were granted subject to a performance condition (i.e., the consummation of a Business Combination).

Compensation expense related to the transfer of New Oxus shares is recognized only when the performance condition is met under the applicable accounting literature in this circumstance. The closing share price of the Class A shares of the Company on the grant date was determined to be fair value.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

During the period from February 3, 2021 (inception) through March 22, 2021, the Sponsor paid $25,000 to cover certain formation and offering costs of the Company in consideration for 8,625,000 shares of Class B ordinary shares (the “Founder Shares”).

The Founder Shares include an aggregate of up to 1,125,000 Class B ordinary shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering.

The allocation of the Founder Shares to the director nominees is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 150,000 Founder Shares granted to the Company’s independent director nominees in July 2021 was $0.38 million or $2.54 per share. The Founder Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founder Shares is recognized only when the performance condition is met under the applicable accounting literature in this circumstance. The fair value of the allocated Founder Shares was measured at fair value using a Black Scholes simulation model.

On May 31, 2022, Mr. Sergei Ivashkovsky resigned from his position as independent director within the Company and returned 50,000 Founder Shares to the Sponsor. On June 1, 2022, Mr. Karim Zahmoul was appointed as independent director. On June 7, 2022, 50,000 Founder Shares were transferred to Mr. Karim Zahmoul by the Sponsor. The fair value of the 50,000 Founder Shares granted to the Mr. Karim Zahmoul on June 7, 2022, was $0.02 million or $0.33 per share. The Founder Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founder Shares is recognized only when the performance condition is met under the applicable accounting literature in this circumstance. The fair value of the allocated Founder Shares was measured at fair value using a Monte Carlo simulation model.

As of December 31, 2022, the Company determined the performance conditions had not been met, and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date the performance conditions are met (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founder Shares vested times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founder Shares.

Through July 2021, the Sponsor surrendered an aggregate 4,312,500 Founder Shares to the Company for no consideration. All shares and associated amounts have been retroactively adjusted to reflect the share surrender.

As of December 31, 2022, no Class B ordinary share was available for forfeiture as a result of the underwriters’ full exercise of the over-allotment option.

Founder Shares are subject to lock-up until (i) with respect to 50% of the Founder Shares, the earlier of one year after the date of the consummation of the initial Business Combination and the date on which the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within a 30-trading day period commencing after the consummation of the initial Business Combination and (ii) with respect to the remaining 50% of the Founder Shares, the one-year anniversary of the consummation of the initial Business Combination. Notwithstanding the foregoing, the Founder Shares will be released earlier if, subsequent to the initial Business Combination, the Company consummates a liquidation, merger, share exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Underwriter Founder Shares

On March 23, 2021, the Company had issued to its underwriters and/or its designees, an aggregate of 400,000 shares of Class A ordinary shares at $0.0001 per share (“Underwriter Founder Shares”). The holders of the Underwriter Founder Shares have agreed not to transfer, assign or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to waive their redemption rights with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

Through June 2021, the underwriters and/or its designees effected surrendered an aggregate of 100,000 Underwriter Founder Shares to the Company for no consideration, resulting in a decrease in the total number of Class A ordinary shares outstanding from 400,000 to 300,000. All shares and associated amounts have been retroactively adjusted to reflect the share surrender.

In September 2021, subscription receivable of $40 was received from the underwriters in connection with the issuance of Underwriter Founder Shares.

Promissory Note — Related Party

On March 22, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $0.30 million. The Promissory Note is non-interest bearing and payable on the earlier of June 30, 2021 or the consummation of the Initial Public Offering.

On June 25, 2021, the terms of the Promissory Note were revised to be payable on the earlier of December 31, 2022, or the consummation of the Proposed Public Offering.

On September 8, 2021, the outstanding balance of $0.28 million was repaid in full and is no longer available.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity. The warrants would be identical to the Private Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.

On September 8, 2022, the Company issued a promissory note for up to approximately $1.5 million (the “Note”) to the Sponsor, of which a balance of $1.5 million was outstanding under the Note as of December 31, 2022. The Note is non-interest bearing. The principal balance of Note shall be payable on the date of a merger, share exchange, asset acquisition, share purchase, reorganization or similar Business Combination involving the Maker and one or more businesses (such date the “Maturity Date”).